Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Schedule of debt instrument redemption
Virgin Media Secured Finance or Virgin Media Finance (as applicable) may redeem some or all of the 2025 VM 5.125% Senior Secured Notes or the 2025 VM Senior Notes at the following redemption prices (expressed as a percentage of the principal amount) plus accrued and unpaid interest and additional amounts (as specified in the indenture), if any, to the redemption date, if redeemed during the twelve-month period commencing on January 15 of the years set forth below:

	Redemption price
Year	2025 VM 5.125% Senior Secured Notes	2025 VM Dollar Senior Notes	2025 VM Euro Senior Notes

2020	102.563%	102.875%	102.250%
2021	101.708%	101.917%	101.500%
2022	100.854%	100.958%	100.750%
2023 and thereafter	100.000%	100.000%	100.000%
Ziggo Secured Finance or Ziggo Bond Finance may redeem some or all of the Ziggo SPE Notes (as applicable) at the following redemption prices (expressed as a percentage of the principal amount) plus accrued and unpaid interest and additional amounts (as specified in the applicable indenture), if any, to the redemption date, if redeemed during the twelve-month period commencing on January 15 of the years set forth below:

	Redemption price
Year	Ziggo 2025 Dollar Senior Notes	Ziggo 2025 Euro Senior Notes	Ziggo 2025 Senior Secured Notes

2020	102.938%	102.313%	101.875%
2021	101.958%	101.542%	101.250%
2022	100.979%	100.771%	100.625%
2023 and thereafter	100.000%	100.000%	100.000%